Schedule of Investments (unaudited)	iShares® Global Energy ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
Ampol Ltd.	198,072	$4,674,985
Santos Ltd.	2,533,571	12,845,657
Yangzhou Yangjie Electronic Technology Co. Ltd.	1,569,475	34,494,725
		52,015,367
Austria — 0.3%
OMV AG	119,693	5,629,249
Brazil — 0.9%
Petroleo Brasileiro SA, ADR	1,546,470	18,062,770
Canada — 12.9%
Cameco Corp.	334,130	7,024,206
Canadian Natural Resources Ltd.	962,571	51,725,479
Cenovus Energy Inc.	1,033,287	19,659,104
Enbridge Inc.	1,689,745	71,359,958
Imperial Oil Ltd.	158,770	7,484,590
Pembina Pipeline Corp.	458,572	16,209,622
Suncor Energy Inc.	1,178,596	41,349,748
TC Energy Corp.	817,876	42,367,908
		257,180,615
Chile — 0.1%
Empresas COPEC SA	288,949	2,131,733
Colombia — 0.1%
Ecopetrol SA, ADR	206,870	2,246,608
Finland — 0.8%
Neste OYJ	360,169	16,020,670
France — 5.4%
TotalEnergies SE	2,045,638	107,676,180
Italy — 1.3%
Eni SpA	2,108,187	25,004,488
Japan — 1.0%
ENEOS Holdings Inc.	2,683,920	10,099,033
Inpex Corp.	854,200	9,157,258
		19,256,291
Norway — 1.6%
Equinor ASA	896,793	31,249,099
Portugal — 0.2%
Galp Energia SGPS SA	378,526	4,429,127
Spain — 0.9%
Repsol SA	1,171,288	17,267,126
United Kingdom — 12.2%
BP PLC	16,525,778	77,596,704
Shell PLC	6,379,146	166,130,693
		243,727,397
United States — 58.2%
APA Corp.	282,636	9,863,996
Baker Hughes Co.	780,389	22,529,830
Security	Shares	Value

United States (continued)
Chevron Corp.	1,638,404	$237,208,131
ConocoPhillips	1,078,573	96,866,641
Coterra Energy Inc.	670,627	17,295,470
Devon Energy Corp.	511,408	28,183,695
Diamondback Energy Inc.	138,865	16,823,495
EOG Resources Inc.	488,411	53,940,111
Exxon Mobil Corp.	3,512,723	300,829,598
Halliburton Co.	752,393	23,595,044
Hess Corp.	231,108	24,483,582
Kinder Morgan Inc.	1,627,775	27,281,509
Marathon Oil Corp.	590,477	13,273,923
Marathon Petroleum Corp.	450,728	37,054,349
Occidental Petroleum Corp.(a)	742,530	43,720,166
ONEOK Inc.	371,371	20,611,090
Phillips 66	400,239	32,815,596
Pioneer Natural Resources Co.	187,684	41,868,547
Schlumberger NV	1,178,647	42,148,417
Valero Energy Corp.	343,909	36,550,649
Williams Companies Inc. (The)	1,014,706	31,668,974
		1,158,612,813
Total Common Stocks — 98.5%
(Cost: $1,909,019,974)		1,960,509,533

Preferred Stocks

Brazil — 1.0%
Petroleo Brasileiro SA, Preference Shares, ADR	1,912,102	20,325,644

Total Preferred Stocks — 1.0%
(Cost: $29,548,647)		20,325,644

Total Long-Term Investments — 99.5%
(Cost: $1,938,568,621)		1,980,835,177

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(b)(c)(d)	2,739,956	2,739,682
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(c)	5,140,000	5,140,000

Total Short-Term Securities — 0.4%
(Cost: $7,879,682)		7,879,682

Total Investments in Securities — 99.9%
(Cost: $1,946,448,303)		1,988,714,859

Other Assets Less Liabilities — 0.1%		1,398,795

Net Assets — 100.0%		$1,990,113,654

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,739,685	(a)	$—	$(3)	$—	$2,739,682	2,739,956	$236	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,430,000	1,710,000	(a)	—	—	—	5,140,000	5,140,000	7,072		—
					$(3)	$—	$7,879,682		$7,308		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	99	09/16/22	$7,392	$(1,420,103)
FTSE 100 Index	15	09/16/22	1,304	(3,772)
				$(1,423,875)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,438,234,539	$522,274,994	$—	$1,960,509,533
Preferred Stocks	20,325,644	—	—	20,325,644
Money Market Funds	7,879,682	—	—	7,879,682
	$1,466,439,865	$522,274,994	$—	$1,988,714,859
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,420,103)	$(3,772)	$—	$(1,423,875)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt

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